Consolidated statements of changes in shareholders' equity - USD ($) $ in Millions		Total	Capital [member]	Treasury shares [Member]	Share-based benefit plans [member]	Acquisition cost of treasury shares [member] [1]	Share trading premium [member]	Issuance premiums [member]	Legal reserve [member] [2]	Reserve for future dividends [member] [2]	Reserve for investments [member] [2]	Reserve for purchase of treasury shares [member] [2]	Other comprehensive income [member]	[2],[3]	Unappropriated retained earnings and losses [member]	Equity attributable to Shareholders of the parent company [member]	Equity attributable to Non-controlling interests [member]
Balance at the beginning of the fiscal year at Dec. 31, 2022		$ 10,552	$ 3,915	$ 18	$ 2	$ (30)	$ (38)	$ 640	$ 787				$ (494)		$ 5,654	$ 10,454	$ 98
Accrual of share-based benefit plans	[4]	3			3											3
Settlement of share-based benefit plans		(6)	4	(4)	(4)		(2)									(6)
Appropriation to reserves	[5]									$ 226	$ 5,325	$ 35			(5,586)
Other comprehensive income		(221)											(190)			(190)	(31)
Net (loss) / profit		(1,277)													(1,312)	(1,312)	35
Balance at the end of the fiscal year at Dec. 31, 2023		9,051	3,919	14	1	(30)	(40)	640	787	226	5,325	35	(684)		(1,244)	8,949	102
Accrual of share-based benefit plans	[4]	7			7											7
Settlement of share-based benefit plans		(5)	3	(3)	(5)	2	(2)									(5)
Release of reserves and absorption of accumulated losses	[5]									(226)	(5,325)	(35)			5,586
Appropriation to reserves	[5]										4,236	36			(4,272)
Other comprehensive income		424											353			353	71
Net (loss) / profit		2,393													2,348	2,348	45
Balance at the end of the fiscal year at Dec. 31, 2024		11,870	3,922	11	3	(28)	(42)	640	787	0	4,236	36	(331)		2,418	11,652	218
Accrual of share-based benefit plans	[4]	15			15											15
Repurchase of treasury shares		(10)	(3)	3		(10)										(10)
Settlement of share-based benefit plans		(10)	2	(2)	(11)	3	(2)									(10)
Release of reserves	[5]										(4,236)	(36)			4,272
Appropriation to reserves	[5]										6,587	33			(6,620)
Other comprehensive income		(22)											(7)			(7)	(15)
Net (loss) / profit		(799)													(826)	(826)	27
Balance at the end of the fiscal year at Dec. 31, 2025		$ 11,044	$ 3,921	$ 12	$ 7	$ (35)	$ (44)	$ 640	$ 787	$ 0	$ 6,587	$ 33	$ (338)		$ (756)	$ 10,814	$ 230

[1]	Net of employees’ income tax withholding related to the share-based benefit plans.
[2]	Includes 35, 70 and 70 restricted to the distribution of retained earnings as of December 31, 2025, 2024 and 2023, respectively. See Note 31.
[3]	Includes (2,351), (1,976) and (1,873) as of December 31, 2025, 2024 and 2023, respectively, related to the effect of the translation of the financial statements of investments in subsidiaries, associates and joint ventures with functional currencies other than the U.S. dollar and 2,013, 1,645 and 1,189 as of December 31, 2025, 2024 and 2023, respectively, related to the recognition of the result from net monetary position of subsidiaries, associates and joint ventures with the peso as functional currency. See Note 2.b.1).
[4]	See Note 37.
[5]	As decided in the Shareholders’ Meeting on April 30, 2025, April 26, 2024 and April 28, 2023 for the fiscal years ended December 31, 2025, 2024 and 2023, respectively.